Term Debt - Summary of Maturities of Long-term Debt (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Year Ended December 31, 2020	$ 11,494
2021	1,490
2022	374
2023	13
Long-term Debt, Gross	13,371
Less debt discount	(985)
Total	$ 12,386	$ 3,889